Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting [Abstract]
Schedule of evaluates segmental performance
kEUR	2022
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	25,699	731	26,430	-	26,430
Inter-segment revenues	19,924	-	19,924	-19,924	-
Total revenue	45,623	731	46,354	-19,924	26,430

Earnings before interest taxation depreciation and amortization (EBITDA)	-20,711	-8,219	-28,931	-3,156	-32,086
Depreciation and amortization	-4,312	-25	-4,337	-	-4,337
Operating result (EBIT)	-25,023	-8,245	-33,268	-3,156	-36,423
Financial income	19,922	-	19,922	593	20,515
Financial costs	-424	-3	-427	-	-427
Financial result	19,498	-3	19,495	593	20,089
Profit before tax	-5,525	-8,248	-13,772	-2,562	-16,335
Income tax expenses	-3,060	-	-3,060	488	-2,572
Profit for the year	-8,584	-8,248	-16,832	-2,075	-18,906

kEUR	2021
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	33,035	-	33,035	-	33,035
Inter-segment revenues	2,206	-	2,206	2,206	-
Total revenue	35,241	-	35,241	2,206	33,035

Earnings before interest taxation depreciation and amortization (EBITDA)	-14,467	-774	-15,241	82	-15,159
Depreciation and amortization	-3,485	-	-3,485	-	-3,485
Operating result (EBIT)	-17,952	-774	-18,725	82	-18,643
Financial income	47	-	47	-	47
Financial costs	-2,835	-	-2,835	-	-2,835
Listing fee	-65,796	-	-65,796	-	-65,796
Financial result	-68,583	-	-68,583	-	-68,583
Profit before tax	-86,535	-774	-87,309	82	-87,227
Income tax expenses	-413	-	-413	-	-413
Profit for the year	-86,948	-774	-87,722	82	-87,640

kEUR	2020
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	47,370	-	47,370	-	47,370
Inter-segment revenues	-	-	-	-	-
Total revenue	47,370	-	47,370	-	47,370

Earnings before interest taxation depreciation and amortization (EBITDA)	-6,549	-	-6,549	-	-6,549
Depreciation and amortization	-1,641	-	-1,641	-	-1,641
Operating result (EBIT)	-8,190	-	-8,190	-	-8,190
Finance income	-	-	-	-	-
Finance costs	-2,135	-	-2,135	-	-2,135
Financial result	-2,135	-	-2,135	-	-2,135
Profit before tax	-10,325	-	-10,325	-	-10,325
Income tax expenses	45	-	45	-	45
Profit for the year	-10,280	-	-10,280	-	-10,280

Schedule of total non-current assets of both reportable segments
kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe	40,811	24,072	20,003
North America	126	-	-
Eliminations	-6,745	-	-
Total non-current assets	34,192	24,072	20,003

Schedule of total current assets
kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe	108,050	126,103	25,325
North America	22,404	3,174	-
Eliminations	-25,204	-2,124	-
Total current assets	105,250	127,152	25,325

Schedule of total liabilities
kEUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Europe	57,698	54,170	53,917
North America	24,208	2,369	-
Eliminations	-23,211	-2,206	-
Total liabilities	58,695	54,332	53,917

Schedule of total revenues of both reportable segments
kEUR	2022	2021	2020
Europe	45,623	33,035	47,370
North America	731	-	-
Eliminations	-19,924	-	-
Total revenues	26,430	33,035	47,370